Summary Prospectus Supplement	December 31, 2017

Putnam VT Absolute Return 500 Fund
Summary Prospectus dated April 30, 2017
Putnam VT Global Asset Allocation Fund
Summary Prospectus dated April 30, 2017

The section Your fund’s management is supplemented to reflect that each fund’s portfolio managers are now Robert Schoen, James Fetch and Jason Vaillancourt.

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